S000080108 [Member] Average Annual Total Returns		12 Months Ended	30 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
STOXX Emerging Markets All Cap Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	29.77%	16.14%
STOXX Global Lithium Miners and Producers Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	80.06%	(14.84%)
iShares Lithium Miners and Producers ETF
Prospectus [Line Items]
Average Annual Return, Percent		81.77%	(13.92%)
Performance Inception Date			Jun. 21, 2023
iShares Lithium Miners and Producers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		79.75%	(15.09%)
iShares Lithium Miners and Producers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		48.21%	(10.84%)

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.